Long-Term Employee Benefit Liabilities - Company's Retirement Medical Benefits Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Line Items]
Non-current liability	$ 560	$ 419	$ 356
Retirement Medical Benefits Plans [Member]
Employee Benefit Plans [Line Items]
Beginning of year	39	36	36
Interest cost	2	2	2
Actuarial losses and changes in actuarial assumptions	3	4	1
Benefits paid	(3)	(3)	(3)
Ending funded status	41	39	36
Current liability	2	2	2
Non-current liability	39	37	34
Net amount	41	39	36
Unrecognized past service costs	3	3	4
Unrecognized actuarial gains	8	12	18
Total accumulated other comprehensive income	11	15	22
Interest cost	2	2	2
Actuarial gains	(1)	(1)	(1)
Past service cost amortization	0	(1)	0
Net periodic benefit cost	$ 1	$ 0	$ 1